Royalties Paid - Summary of Royalties Paid (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of Royalty Payment [abstract]
Amount owing at beginning of the year	$ 17.7	$ 13.9	$ 12.5
Royalties	(112.4)	(105.0)	(73.7)
Amount owing at end of the year	20.6	17.7	13.9
Translation	0.7	(1.3)	0.0
Total royalties paid	$ (108.8)	$ (102.5)	$ (72.3)